Organization, Principal Activities and Management's Plans (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 13, 2009	Jul. 01, 2007	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2020
Purchase price of assets		$ 1,800,000
Net income loss						$ (17,694,775)	$ (3,582,332)	$ 1,691,983
Cash flow from operating activities						(1,782,839)	(1,682,104)	$ 2,473,802
Working capital deficiency						17,400,000	7,000,000
Accumulated deficit						$ (192,212,544)	$ (174,517,769)
Proceeds net of issuance cost and debt discount			$ 1,900,000	$ 1,900,000
Short-term bank loan			$ 2,000,000						$ 2,000,000
Subsequent Event [Member]
Proceeds from ordinary shares					$ 13,100,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Net profit received, percentage	95.00%
Taoping New Media Co., Ltd [Member] | Subsequent Event [Member]
Business combination step acquisition shares percentage					100.00%
Render Lake Tech Limited Member] | Subsequent Event [Member]
Business combination step acquisition shares percentage					51.00%
Shenzhen Taoping New Media Co., Ltd [Member]
Business combination step acquisition shares percentage						51.00%